SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 51.1%
	Automobiles & Components — 1.3%
	Automobiles — 1.3%
	Stellantis N.V.	39,788	$ 784,222
			784,222
	Banks — 5.0%
	Banks — 5.0%
	BNP Paribas S.A.	9,060	567,977
	Citigroup, Inc.	17,093	1,209,330
[a]	HDFC Bank Ltd. ADR	6,155	450,053
	ING Groep N.V.	34,661	457,846
	Mitsubishi UFJ Financial Group, Inc.	83,000	448,340
			3,133,546
	Capital Goods — 1.4%
	Machinery — 1.4%
[a]	Kornit Digital Ltd.	2,660	330,718
	Otis Worldwide Corp.	6,390	522,510
			853,228
	Consumer Durables & Apparel — 1.4%
	Household Durables — 1.4%
	Barratt Developments plc	50,065	481,460
	Sony Group Corp.	3,879	377,617
			859,077
	Consumer Services — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
	Wyndham Hotels & Resorts, Inc.	4,387	317,136
			317,136
	Diversified Financials — 2.8%
	Capital Markets — 0.8%
	CME Group, Inc.	2,220	472,150
	Consumer Finance — 2.0%
	Capital One Financial Corp.	5,390	833,779
[a]	SBI Cards & Payment Services Ltd.	33,681	439,579
			1,745,508
	Energy — 2.2%
	Oil, Gas & Consumable Fuels — 2.2%
	TotalEnergies SE	30,758	1,391,563
			1,391,563
	Household & Personal Products — 0.6%
	Personal Products — 0.6%
	Estee Lauder Cos, Inc. Class A	1,110	353,069
			353,069
	Insurance — 2.0%
	Insurance — 2.0%
	Assured Guaranty Ltd.	11,558	548,774
	NN Group N.V.	14,556	686,594
			1,235,368
	Materials — 2.3%
	Chemicals — 1.8%
	Linde PLC	2,158	623,878
	PPG Industries, Inc.	3,041	516,271
	Metals & Mining — 0.5%
	Lundin Mining Corp.	34,467	310,859
			1,451,008

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media & Entertainment — 6.6%
	Entertainment — 2.3%
	Activision Blizzard, Inc.	4,330	$ 413,255
	Nintendo Co. Ltd.	677	393,787
[a]	Sea Ltd. ADR	2,320	637,072
	Interactive Media & Services — 4.3%
[a]	Cargurus, Inc.	10,054	263,716
[a]	Facebook, Inc. Class A	3,843	1,336,250
	Tencent Holdings Ltd.	10,500	789,769
	Z Holdings Corp.	55,600	278,663
			4,112,512
	Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
	Life Sciences Tools & Services — 0.8%
[a]	Avantor, Inc.	14,567	517,274
	Pharmaceuticals — 4.1%
	AstraZeneca plc	7,105	853,395
	Merck & Co., Inc.	12,692	987,057
[a]	Organon & Co.	1,269	38,400
	Roche Holding AG	1,736	653,967
			3,050,093
	Retailing — 5.6%
	Internet & Direct Marketing Retail — 4.1%
[a]	Alibaba Group Holding Ltd.	17,374	492,289
[a]	Amazon.com, Inc.	424	1,458,628
[a]	MercadoLibre, Inc.	362	563,920
	Specialty Retail — 1.5%
	Home Depot, Inc.	2,012	641,607
	TJX Companies, Inc.	4,406	297,052
			3,453,496
	Semiconductors & Semiconductor Equipment — 2.5%
	Semiconductors & Semiconductor Equipment — 2.5%
	ASML Holding N.V.	913	627,253
[a]	Micron Technology, Inc.	3,787	321,819
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	5,259	631,921
			1,580,993
	Software & Services — 6.1%
	Information Technology Services — 4.4%
[a,b]	Adyen N.V.	203	495,977
[a]	GDS Holdings Ltd. ADR	4,077	320,004
	Mastercard, Inc. Class A	1,565	571,366
[a]	Shopify, Inc. Class A	489	714,419
	Visa, Inc. Class A	2,581	603,489
	Software — 1.7%
	Microsoft Corp.	3,972	1,076,015
			3,781,270
	Technology Hardware & Equipment — 1.8%
	Electronic Equipment, Instruments & Components — 1.8%
	Hon Hai Precision Industry Co. Ltd.	179,000	719,533
	Keyence Corp.	746	376,509
			1,096,042
	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 3.2%
	Deutsche Telekom AG	46,472	981,516
	Orange S.A.	35,294	402,386
	Telefonica Brasil S.A. ADR	67,710	575,535
			1,959,437
	Transportation — 0.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Road & Rail — 0.9%
	Canadian Pacific Railway Ltd.	7,195	$ 553,367
			553,367
	Total Common Stock (Cost $25,931,962)		31,710,935
	Asset Backed Securities — 6.5%
	Other Asset Backed — 5.5%
[b]	Amur Equipment Finance Receivables IX, LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	$ 600,000	599,548
	Aqua Finance Trust,
[b]	Series 2019-A Class A, 3.14% due 7/16/2040	48,670	49,998
[b]	Series 2019-A, 3.47% due 7/16/2040	200,000	210,395
[b]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	448,535	450,742
[b]	Conn’s Receivables Funding, LLC, Series 2020-A Class A, 1.71% due 6/16/2025	29,618	29,633
[b]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	30,454	31,579
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	196,172	182,850
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	83,564	86,892
[b]	Freed ABS Trust, Series 2019-1 Class B, 3.87% due 6/18/2026	76,791	77,370
[b,d]	Marlette Funding Trust Series 2021-1A Class R, due 6/16/2031	1,200	447,180
[b,d]	Mosaic Solar Loans, LLC Series 2021-2A Class R, due 4/22/2047	1,150,000	238,777
[b]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	251,094
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	31,603
[b]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	33,701	34,806
[b]	SoFi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67% due 8/25/2027	125,000	129,653
[b]	Upstart Pass-Through Trust, Series 2021-ST4, 0.01% due 7/20/2027	500,000	583,169
			3,435,289
	Student Loan — 1.0%
[b,e]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 1.273% (LIBOR 1 Month + 1.20%) due 12/15/2028	347,789	349,917
	SMB Private Education Loan Trust,
[b]	Series 2015-C Class A2A, 2.75% due 7/15/2027	47,476	47,821
[b]	Series 2020-BA Class A1A, 1.29% due 7/15/2053	235,157	234,030
			631,768
	Total Asset Backed Securities (Cost $3,940,186)		4,067,057
	Corporate Bonds — 2.5%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	300,000	298,653
			298,653
	Diversified Financials — 0.5%
	Capital Markets — 0.5%
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	300,000	296,250
[b]	4.75% due 12/15/2025	11,000	12,095
			308,345
	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
[b,c]	SA Global Sukuk Ltd., 0.946% due 6/17/2024	300,000	299,862
			299,862
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	266,587
			266,587
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
	Service Properties Trust, 4.95% due 2/15/2027	40,000	39,801
			39,801
	Telecommunication Services — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 0.5%
	Sprint Communications, Inc., 9.25% due 4/15/2022	$ 310,000	$ 329,453
			329,453
	Total Corporate Bonds (Cost $1,517,963)		1,542,701
	Convertible Bonds — 0.3%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
	EZCORP, Inc., 2.375% due 5/1/2025	230,000	203,125
			203,125
	Total Convertible Bonds (Cost $185,441)		203,125
	U.S. Treasury Securities — 11.3%
	United States Treasury Notes,
	0.125%, 5/31/2022 - 2/15/2024	2,000,000	1,995,203
	0.625%, 5/15/2030 - 8/15/2030	2,375,000	2,216,914
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030 - 7/15/2030	1,143,264	1,258,274
	0.25%, 2/15/2050	519,225	586,856
	0.50%, 1/15/2028	671,063	752,540
	3.625%, 4/15/2028	150,212	202,600
	Total U.S. Treasury Securities (Cost $7,014,004)		7,012,387
	Mortgage Backed — 10.5%
[b,e]	Angel Oak Mortgage Trust I, LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628% due 3/25/2049	45,705	46,481
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	82,612	83,873
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e,f]	Series 2021-J1 Class A5IX, 0.118% due 4/25/2051	13,949,420	60,211
[b,e,f]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	19,929,417	202,804
[b,e]	Series 2021-J1 Class B4, 2.618% due 4/25/2051	99,823	69,340
[b,e]	Series 2021-J1 Class B5, 2.618% due 4/25/2051	99,823	56,231
[b,e]	Series 2021-J1 Class B6, 2.618% due 4/25/2051	99,823	34,261
	COMM Mortgage Trust, 3.598% due 10/10/2048	519,291	551,541
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	76,579	80,574
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RC1535, 2.00% due 8/1/2035	607,827	627,412
	Pool SB0308, 2.50% due 1/1/2035	307,463	324,421
	Pool SB0448, 2.00% due 11/1/2035	463,994	481,566
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	114,365	113,518
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BP8943, 2.00% due 7/1/2035	181,568	187,328
	Pool BP9550, 2.50% due 7/1/2035	221,632	233,530
	Pool CA7128, 2.00% due 9/1/2030	585,063	606,942
	Pool FM3758, 2.50% due 8/1/2031	175,451	183,735
	Pool MA4012, 2.00% due 5/1/2035	130,390	134,526
	Pool MA4045, 2.00% due 6/1/2040	151,671	154,734
	Pool MA4095, 2.00% due 8/1/2035	473,274	488,286
	Pool MA4279, 2.00% due 3/1/2036	483,274	498,761
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.104% due 12/25/2049	121,113	127,719
	JPMorgan Chase Commercial Mortgage Securities Trust, 2.96% due 4/15/2046	425,000	440,533
[b]	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2012-HSBC Class A, 3.093% due 7/5/2032	245,833	250,689
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	106,097	109,360
[e]	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2013-C10 Class ASB, 3.912% due 7/15/2046	180,544	185,365
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.783% due 7/25/2048	171,094	178,585
	Total Mortgage Backed (Cost $6,471,784)		6,512,326
	Loan Participations — 0.1%
	Real Estate — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts — 0.1%
[g]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	$ 73,000	$ 70,784
			70,784
	Total Loan Participations (Cost $70,255)		70,784
	Exchange-Traded Funds — 3.4%
[a]	Invesco DB Agriculture Fund	14,323	266,837
[a]	Invesco DB Base Metals Fund	30,762	622,008
[a]	SPDR Gold Shares Fund	7,233	1,198,002
	Total Exchange-Traded Funds (Cost $1,796,234)		2,086,847
	Short-Term Investments — 14.2%
	Egypt Treasury Bills (EGP), 12.98% due 6/21/2022	5,865,000	330,506
	Egypt Treasury Bills (EGP), 13.028% due 5/10/2022	1,700,000	97,065
[h]	Thornburg Capital Management Fund	842,582	8,425,826
	Total Short-Term Investments (Cost $8,855,240)		8,853,397
	Total Investments — 99.9% (Cost $55,783,069)		$62,059,559
	Other Assets Less Liabilities — 0.1%		46,375
	Net Assets — 100.0%		$62,105,934

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	MSC	Buy	121,100,000	7/28/2021	1,090,290	$ —	$ (32,643)
Euro	MSC	Buy	433,820	7/28/2021	514,679	—	(10,538)

Total						—	$(43,181)

Net unrealized appreciation (depreciation)							$(43,181)

*	Counterparty includes Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $6,659,785, representing 10.72% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
f	Interest only.
g	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EGP	Denominated in Egyptian Pound
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2021 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$5,456,497	$39,088,766	$(36,119,437)	$-	$-	$8,425,826	$4,914